GOODWILL - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Period used for estimating expected future cash flows (in years)	5 years
Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill impairment loss	$ 0	$ (661,000,000)
Bottom of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	4.10%	5.20%
Discount rates used for estimating expected future cash flows	11.40%	11.00%
Perpetuity growth rates used for estimating expected future cash flows	1.80%	2.30%
Terminal value multiple	1070.00%
Top of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	16.60%	14.40%
Discount rates used for estimating expected future cash flows	13.80%	12.50%
Perpetuity growth rates used for estimating expected future cash flows	3.50%	3.50%